Convertible Notes Payable	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible Notes Payable
10.	Convertible Notes Payable

In January, April, May and July 2013, the Company entered into agreements with Asher Enterprises, Inc. (“Asher”) to four 8% interest bearing convertible notes for $489 due in nine months (“The 8% Convertible Notes”). One hundred eighty days following the date of these notes, the holder has the right to convert all or any part of the outstanding and unpaid principal amount of the note into Company’s common shares at a 35% discount rate. In connection with these notes, the Company recorded a $263 discount on debt, related to the beneficial conversion feature of the notes to be amortized over the life of the notes or until the notes were converted or repaid. On August 2, 2013, the Company issued 232,948 shares of common stock to Asher upon conversion of the $153.5 convertible promissory note dated January 31, 2013. On October 10, 2013, the Company issued 53,618 shares of common stock to Asher upon conversion of the $103.5 convertible promissory note dated April 8, 2013. On November 18, 2013, the Company issued 109,279 shares of common stock to Asher upon conversion of the $103.5 convertible promissory note dated May 13, 2013 plus accrued interest. On February 6, 2014, the Company issued 67,476 shares of common stock to Asher upon conversion of $75 principal of a convertible promissory note dated July 29, 2013 plus accrued interest. On February 7, 2014, the Company issued 53,700 shares of common stock to Asher upon conversion of the remaining principal of $53.5 convertible promissory note dated July 29, 2013 plus accrued interest. In February 2014, the Company issued 121,176 shares of common stock upon conversion of convertible debt amounting to $129 and accrued interest of $5. As of December 31, 2014, 100% of the balance of the convertible notes with Asher has been converted into common shares.

On November 14, 2014, Crede agreed to waive the restriction of the Company entering into various Variable Rate Transactions for one year from the second Closing Date and two years from the Closing Date under the Placement Agreement and the Purchase Agreement, respectively, upon their approval for each new transaction (Note 16).

On November 17, 2014, the Company sold to KBM WORLDWIDE, Inc. (“KBM”) an 8% interest bearing convertible note for $304 due in nine months. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount of the note into Company’s common shares at a 35% discount rate.